UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akana Capital Management, LP

Address:  444 Madison Avenue
          12th Floor
          New York, New York 10022

13F File Number: 28-12203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey P. Weiner
Title:    CFO
Phone:    212-835-9400

Signature, Place and Date of Signing:


 /s/ Jeffrey P. Weiner            New York, New York          August 13, 2007
----------------------          ----------------------        ---------------
     [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $82,824
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1.        28-12204                 Akana Capital Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                    Akana Capital Management, LP
                                                            June 30, 2007
                               TITLE                        VALUE     SHRS OR SH/ PUT/   INVESTMENT       OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (x$1000)   PRN AMT PRN CALL   DISCRETION       MGRS      SOLE SHARED NONE
CAMECO CORP                    COM             13321L108    18586     366295  SH         SHARED-DEFINED       1        0 366295  0
COACH INC                      COM             189754104     4786     101000  SH         SHARED-DEFINED       1        0 101000  0
HARLEY DAVIDSON INC            COM             412822108     4061      68130  SH         SHARED-DEFINED       1        0  68130  0
INDIA FD INC                   COM             454089103     1013      23200  SH         SOLE             none     23200         0
ISHARES INC                    MSCI TAIWAN     464286731     3120     195000  SH         SOLE             none    195000         0
KOOKMIN BK NEW                 SPONSORED ADR   50049M109     7728      88100  SH         SHARED-DEFINED       1        0  88100  0
LAS VEGAS SANDS CORP           COM             517834107     7427      97230  SH         SHARED-DEFINED       1        0  97230  0
MORGAN STANLEY CHINA A SH FD   COM             617468103     1752      44880  SH         SOLE             none     44880         0
NUCOR CORP                     COM             670346105     4692      80000  SH         SHARED-DEFINED       1        0  80000  0
PETROCHINA CO LTD              SPONSORED ADR   71646E100    13530      91000  SH         SHARED-DEFINED       1        0  91000  0
TRONOX INC                     COM CL B        897051207      566      40258  SH         SHARED-DEFINED       1        0  40258  0
TRONOX INC                     CL A            897051108      605      42100  SH         SHARED-DEFINED       1        0  42100  0
TYCO INTL LTD NEW              COM             902124106    10475     310000  SH         SHARED-DEFINED       1        0 310000  0
WYNN RESORTS LTD               COM             983134107     4483      50000  SH         SHARED-DEFINED       1        0  50000  0

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